Significant customers (Tables)	12 Months Ended
Dec. 31, 2017
Significant customers
Summary of net revenue or gross accounts receivable for significant customers

	Net revenue			Gross accounts receivable
	Year ended December 31,			December 31,
	2017	2016	2015	2017	2016	2015
Customer A	636,662	382,853	366,696	133,281	78,639	75,643
Customer B	538,102	609,802	324,267	95,575	129,619	50,068
Customer C	206,635	*	*	28,521	*	*
Customer A	21%	13%	16%	33%	16%	19%
Customer B	17%	21%	15%	23%	26%	13%
Customer C	7%	*	*	7%	*	*

*Less than 5% of net revenue and gross accounts receivable in the year.